Document And Entity Information	Feb. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	BROADSTONE NET LEASE, INC.
Entity Central Index Key	0001424182
Entity Emerging Growth Company	false
Entity File Number	001-39529
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-1516177
Entity Address, Address Line One	207 High Point Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Victor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14564
City Area Code	585
Local Phone Number	287-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00025 par value
Trading Symbol	BNL
Security Exchange Name	NYSE